Fair value and the undiscounted amount of the true-up payment obligation (Detail) (Federal Deposit Insurance Corporation [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Deposit Insurance Corporation [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination Contingent Consideration Liability	$ 129,304	$ 127,513
Business Combination Contingent Consideration Potential Cash Payment	$ 187,238	$ 185,372